Equity - Accumulated other comprehensive income (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accumulated other comprehensive income [Line Items]
Beginning balance	₩ (1,824,440)	₩ (1,074,453)	₩ (1,910,750)
Change due to fair value	(448,451)	(1,645,009)	888,183
Reclassification:
Change due to impairment or disposal	(46,631)	119,001	474,619
Effect of hedge accounting	(27,149)	(582,424)	(69,484)
Hedging	(176,318)	383,053	120,980
Effects from changes in foreign exchange rate	(199,186)	629,914	5,178
Remeasurements of the net defined benefit plans	(181)	(83,937)	(272,792)
Deferred income taxes	244,402	433,737	(302,295)
Transfer to other account	830	(2,673)	(4,297)
Non-controlling interests	2,311	(1,649)	(3,795)
Ending balance	(2,474,813)	(1,824,440)	(1,074,453)
Gain (loss) on securities at FVOCI
Accumulated other comprehensive income [Line Items]
Beginning balance	(2,482,668)	(3,628,434)	(6,786,650)
Change due to fair value	(2,181,955)	1,465,249	3,862,277
Reclassification:
Change due to impairment or disposal	(47,293)	119,594	465,343
Effect of hedge accounting	0	0	0
Hedging	(19,262)	(30,371)	(28,044)
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	648,218	(407,849)	(1,137,032)
Transfer to other account	0	0	0
Non-controlling interests	1,716	(857)	(4,328)
Ending balance	(4,081,244)	(2,482,668)	(3,628,434)
Equity in other comprehensive income (loss) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	5,692	(979)	(8,135)
Change due to fair value	(24,731)	16,732	9,738
Reclassification:
Change due to impairment or disposal	662	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	1,107	(7,668)	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	6,226	(2,393)	(2,582)
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	(11,044)	5,692	(979)
Foreign currency translation adjustments for foreign operations
Accumulated other comprehensive income [Line Items]
Beginning balance	296,489	(118,517)	(112,283)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	(593)	0
Effect of hedge accounting	0	0	0
Hedging	59,096	(221,221)	(3,903)
Effects from changes in foreign exchange rate	(199,597)	624,565	2,316
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(3,787)	13,431	(4,658)
Transfer to other account	0	0	0
Non-controlling interests	338	(1,176)	11
Ending balance	152,539	296,489	(118,517)
Net gain (loss) from cash flow hedges
Accumulated other comprehensive income [Line Items]
Beginning balance	3,406	(35,108)	(96,388)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	(27,149)	(582,424)	(69,484)
Hedging	(216,152)	634,645	152,927
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	70,198	(13,707)	(22,163)
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	(169,697)	3,406	(35,108)
Net finance Income (expense) on insurance contract assets (liabilities)
Accumulated other comprehensive income [Line Items]
Beginning balance	532,388	2,866,623	5,039,081
Change due to fair value	1,748,614	(3,171,476)	(2,961,019)
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(479,728)	837,241	788,561
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	1,801,274	532,388	2,866,623
Remeasure-ments of the defined benefit plans
Accumulated other comprehensive income [Line Items]
Beginning balance	(354,087)	(292,328)	(91,993)
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	(181)	(83,937)	(272,792)
Deferred income taxes	5,505	21,794	71,935
Transfer to other account	0	0	0
Non-controlling interests	257	384	522
Ending balance	(348,506)	(354,087)	(292,328)
Net finance Income (expense) on reinsurance contract assets (liabilities)
Accumulated other comprehensive income [Line Items]
Beginning balance	11,750	13,273	34,045
Change due to fair value	(211,730)	(2,077)	(28,283)
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	58,047	554	7,511
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	(141,933)	11,750	13,273
Equity in other comprehensive income (expense) of associates
Accumulated other comprehensive income [Line Items]
Beginning balance	9	9	9
Change due to fair value	0	0	0
Reclassification:
Change due to impairment or disposal	0	0	0
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	0	0	0
Transfer to other account	0	0	0
Non-controlling interests	0	0	0
Ending balance	9	9	9
Gain (loss) on securities at FVOCI
Accumulated other comprehensive income [Line Items]
Beginning balance	168,150	124,892	116,719
Change due to fair value	225,514	55,179	1,459
Reclassification:
Change due to impairment or disposal	0	0	4,199
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	(696)	13,017	2,862
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	(61,788)	(17,609)	(3,402)
Transfer to other account	(2,923)	(7,329)	3,055
Non-controlling interests	0	0	0
Ending balance	328,257	168,150	124,892
Gain (loss) on financial liabilities designated at FVTPL attributable to changes in credit risk
Accumulated other comprehensive income [Line Items]
Beginning balance	(5,569)	(3,884)	(5,155)
Change due to fair value	(4,163)	(8,616)	4,011
Reclassification:
Change due to impairment or disposal	0	0	5,077
Effect of hedge accounting	0	0	0
Hedging	0	0	0
Effects from changes in foreign exchange rate	0	0	0
Remeasurements of the net defined benefit plans	0	0	0
Deferred income taxes	1,511	2,275	(465)
Transfer to other account	3,753	4,656	(7,352)
Non-controlling interests	0	0	0
Ending balance	₩ (4,468)	₩ (5,569)	₩ (3,884)